EQUITY-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
EQUITY-BASED COMPENSATION
EQUITY-BASED COMPENSATION
13.	EQUITY-BASED COMPENSATION

Equity-based compensation expense is recorded in “Selling, general and administrative expenses” in the Condensed Consolidated Statements of Operations, net of estimated forfeitures. Equity-based compensation, net of forfeitures was $3.1 million and $3.2 million for the six months ended June 30, 2022 and June 30, 2021, respectively.

During the six months ended June 30, 2022, no options to purchase shares of its common stock were granted. As of June 30, 2022, there were 20,204,559 options vested and exercisable with a weighted average exercise price of $4.02. As of June 30, 2022, the total unrecognized compensation charge related to non-vested options was approximately $6.0 million, which is expected to be recognized through 2025.

14.  EQUITY-BASED COMPENSATION

Certain employees of the Company have been granted equity awards under the Amended and Restated 2012 Equity Incentive Plan of the Parent (the “Equity-Based Compensation Plan”). Under this plan, certain employees of the Company were granted a combination of time-based and performance-based awards. The Equity-Based Compensation Plan generally requires exercise of stock options within 10 years of the grant date. Vesting is determined by the applicable grant agreement and has historically occurred either in time-based installments over four or five years from date of grant, or upon achievement of certain performance targets over a five-year period.

The total number of awards authorized under the Amended Equity-Based Compensation Plan is 32.0 million. All awards have been issued with exercise prices equal to no less than the estimated fair value of the common stock on the grant date. Any awards issued as a result of option exercises are subject to restrictions as outlined in the Second Amended and Restated Certificate of Incorporation.

Equity award activity during the years ended December 31, 2021 and 2020 was as follows (in thousands except weighted average data and years):

		Weighted	Remaining
	Number	Average	Average
	of	Exercise	Contractual
	awards	Price	Life (in Years)
Outstanding – December 31, 2020	26,961	$4.73	6.37
Grants	4,000	$4.25
Exercises	(10)	$3.50
Pre-vesting forfeitures	(698)	$3.45
Post-vesting cancellations	(347)	$3.65
Outstanding – December 31, 2021	29,906	$4.71	5.87
Exercisable – December 31, 2021	21,465	$5.06	4.91

As of December 31, 2021 there was $10.6 million of total unrecognized compensation expense related to outstanding time-based awards, which the Company expects to recognize over a weighted average period of approximately 2.3 years. During the years ended December 31, 2021 and 2020, the fair value of time-based awards that vested was $6.7 million and $10.1 million, respectively.

The weighted-average grant-date fair value, the valuation model used to estimate the fair value, and the assumptions input into that model, for awards granted were as follows:

	Year Ended December 31,
	2021	2020
Weighted average grant date fair value per award	$1.52	$1.56
Valuation model used	Black-Scholes	Black-Scholes
Expected award price volatility	35%	50%
Risk-free rate of return	1.15%	1.08%
Expected life of awards	6.1 years	6.1 years
Expected rate of dividends	None	None

The stock volatility assumption for award-based compensation is based on historical volatilities of the common stock of several public companies with characteristics similar to those of the Company since the Company’s common stock is not traded in the public market.

The risk-free rate of return represents the implied yield available during the month the award was granted for a U.S. Treasury zero-coupon security issued with a term equal to the expected life of the awards.

The expected life is measured from the grant date and is based on the simplified method calculation.

Equity-based compensation expense is recorded in “Selling, general and administrative expenses” in the Consolidated Statements of Operations, net of estimated forfeitures. The Company recognized equity-based compensation — net of estimated forfeitures of $6.4 million and $8.0 million for the years ending December 31, 2021 and 2020, respectively.